Basis of preparation and summary of significant accounting policies (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Detailed Information About Notional/Gross Outstanding Amounts
The following table presents the approximate notional amounts of our derivatives and the gross outstanding balances of our non-derivative financial assets and financial liabilities that are indexed to USD LIBOR, GBP LIBOR and other benchmark rates with a maturity date beyond June 30, 2023 for USD LIBOR, and December 31, 2021 for other benchmark rates expected to be affected by IBOR reform.

	Notional/gross outstanding amounts (1)(2)(3)
	October 31, 2021			November 1, 2020 (4)
(billions of Canadian dollars)	USD LIBOR	GBP LIBOR	Others (5)	USD LIBOR	GBP LIBOR	Others (5)
	Maturing after June 2023	Maturing after December 2021		Maturing after June 2023	Maturing after December 2021
Non-derivative financial assets
Securities	$1.6	$–	$–	$1.9	$–	$–
Loans	36.9	2.3	–	21.2	2.4	–
	38.5	2.3	–	23.1	2.4	–
Non-derivative financial liabilities
Secured borrowing deposits and subordinated indebtedness	0.1	1.1	–	0.1	1.1	–
Other deposits	1.0	–	–	1.0	–	–
	1.1	1.1	–	1.1	1.1	–
Derivatives	735.7	89.9	36.8	478.5	70.4	33.4
(1)
Excludes financial instruments which reference rates in multi-rate jurisdictions, including Canadian Dollar Offered Rate (CDOR), Euro Interbank Offered Rate (EURIBOR) and Australian Bank Bill Swap Rate. While the 6-month and 12-month tenors of CDOR discontinued on May 17, 2021, we did not hold material positions referencing these tenors as at November 1, 2020. Other tenors of CDOR are expected to continue.

(2)
The table excludes undrawn loan commitments. As at October 31, 2021, the total outstanding undrawn loan commitments that are potentially subject to the transition are estimated to be $47.9 billion (November 1, 2020: $27.7 billion) which can be drawn in USD LIBOR and have a maturity date beyond June 30, 2023 and $1.4 billion (November 1, 2020: $1.0 billion) which can be drawn in GBP LIBOR and have a maturity date beyond December 31, 2021.

(3)	For cross-currency swaps for which both legs reference benchmark rates that are subject to transition, the relevant notional amount for each leg has been included in the table above.
(4)	Certain prior period amounts were restated.
(5)	Includes exposures indexed to JPY LIBOR, CHF LIBOR and EUR LIBOR.